Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) - Office Space [Member] $ in Thousands	Sep. 30, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 62,178
2017	50,257
2018	44,731
2019	39,282
2020	19,225
Thereafter	31,318
Total	$ 246,991